Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment.
Schedule of reconciliation of changes in property, plant and equipment

			Other fixtures and	Assets under
EUR’000	Vessels	Dry dock	fittings	construction	Total

Cost 2025
1 January 2025	1,056,664	17,644	13,513	736,610	1,824,431
Additions	18,008	649	6,204	691,428	716,289
Transfer from assets under construction	707,330	7,723	-	(715,053)	-
Disposals	(270)	-	-	-	(270)
30 June 2025	1,781,732	26,016	19,717	712,985	2,540,450

Accumulated depreciation and impairment
1 January 2025	104,119	6,541	1,505	-	112,165
Depreciation charge	39,940	2,380	1,414	-	43,734
Disposals	-	-	-	-	-
30 June 2025	144,059	8,921	2,919	-	155,899
Net book value	1,637,673	17,095	16,798	712,985	2,384,551